Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

In April 2025, the Company completed the re-domestication from the State of Delaware to the Province of British Columbia by way of merger into its British Columbia subsidiary, Nova Athena Gold Corp. This resulted in the authorized capital of an unlimited number of common shares and preferred shares. Pursuant to a September 30, 2024 Purchase and Sale Agreement, the Company issued finder’s fee to an unrelated party of 1,737,236 common shares upon the completion of the re-domestication of the Company from Delaware to British Columbia.

In April 2025, the Company issued 15,300,000 flow through common shares at CAD $0.05 for gross proceeds of CAD $765,000. The Company issued finder’s fees to unrelated parties of 480,000 units that consisted of one common share and one warrant with an exercise price of CAD $0.12 per share for a period of 18 months.

In April 2025, the Company signed a contract for exploration and management services with a related party for a monthly base fee of $12,000. The contract will continue indefinitely unless terminated earlier in accordance with the agreement.

In April 2025, the Company signed a contract for executive services with a related party for a monthly base fee of $8,000. The contract will continue indefinitely unless terminated earlier in accordance with the agreement.